DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of net periodic benefit income:
Service cost	$ 1.6	$ 1.5	$ 4.4	$ 4.9	$ 6.0	$ 4.9	$ 5.8
Interest cost	0.2	0.7	2.3	1.6	4.2	7.0	7.2
Expected return on plan assets	(4.5)	(4.2)	(12.0)	(13.7)
Total benefit income	$ 2.7	$ 2.0	$ 5.3	$ 7.2	$ (6.9)	$ (4.0)	$ (5.0)